Offerings	Apr. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,587,828
Proposed Maximum Offering Price per Unit	18.31
Maximum Aggregate Offering Price	$ 84,003,130.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,600.83
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	15,412,172
Proposed Maximum Offering Price per Unit	26.70
Maximum Aggregate Offering Price	$ 411,504,992.40
Carry Forward Form Type	N-2
Carry Forward File Number	333-268966
Carry Forward Initial Effective Date	Apr. 03, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 45,347.85
Offering Note	The then-current filing fee rate was $110.2 per $1,000,000.